Related Party Transactions and Balances	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Related Party Transactions and Balances
Note 16. Related Party Transactions and Balances
Sales Partner Referral Agreement
On June 30, 2025, the Company entered into a Sales Partner Referral Agreement (the “Referral Agreement”) with Burkhan LLC (
the
“Sales Partner”), an affiliated party. Pursuant to the Referral Agreement, the Sales Partner will, on a non-exclusive basis, promote certain of the Company’s products and refer potential customers to the Company. The Company may approve or reject any customer opportunity presented by the Sales Partner in its sole discretion. Sales commissions payable to the Sales Partner are negotiable, as further discussed, below. The Referral Agreement has a term of three years and is terminable by either party for convenience on 30 days’ written notice or on five days’ written notice in the event of a material breach by the other party. The Referral Agreement also contains certain confidentiality and indemnification provisions.
The Referral Agreement has an initial approved customer of BurTech Systems Tech LLC (“BST”), an affiliate of Burkhan. Under the agreement, BST will purchase up to $56.5 million of the Company’s products on behalf of an unaffiliated end user, beginning in the second quarter of 2025 through 2026. The Sales Partner will receive a commission, payable by the Company, of up to 10%, depending on its gross margins under the purchase order, payable in cash or partially, at the Company’s discretion, in shares of the Company’s common stock.
During the three and nine months ended September 30, 2025, pursuant to the Referral Agreement, the Company recognized $1.3 million and $3.0 million, respectively, in revenue from sales to an affiliate of Burkhan, inclusive of sales commissions to Burkhan of $0.1 million and $0.3 million, respectively, which was reported as a reduction of revenue. The sales commission payable was included in the accrued expense and other current liabilities - related party balance as of September 30, 2025.
As of September 30, 2025, there was $3.4 million in accounts receivable that was due from an affiliate of Burkhan, while as of December 31, 2024 there were no amounts due from this customer.

Other Related Party Transactions and Balances
During the three months ended September 30, 2024, the Company recognized revenue of $0.8 million, approximately 97% of total revenue, from sales to a minority stockholder, while during the nine months ended September 30, 2024, the Company recognized revenue of $1.5 million, approximately 98% of total revenue, from sales to two minority stockholders.
In 2023, the Company issued a convertible note in the amount of $5.0 million or 41% of the total 2023 Convertible Note proceeds raised in 2023 to a related party investor holding more than a 10% ownership the Company’s outstanding stock. This related party investor also has a representative serving on the Company’s Board of Directors. In accordance with the terms of the 2023 Convertible Note NPA, the investor also received 2023 Convertible Note Warrants for no additional consideration resulting in the allocation of proceeds between the 2023 Convertible Note and the 2023 Convertible Note Warrants (see Note 10). The 2023 Convertible Note and 2023 Convertible Note Warrants held by this investor were subject to the adjustments in fair value. As of December 31, 2024, the related party 2023 Convertible Note and 2023 Convertible Note Warrants approximated $6.9 million and $8.0 million, respectively. Upon consummation of the Merger, this related party’s 2023 Convertible Note and 2023 Convertible Warrants were converted into shares of common stock (see Note 3). During the three and nine months ended September 30, 2025, the change in fair value for the respective 2023 Convertible Note was zero and $6.0 million, respectively (see Note 5). During the three and nine months ended September 30, 2024, the changes in fair value for the respective 2023 Convertible Note and 2023 Convertible Note Warrants equaled $0.3 million and $0.6 million, respectively, and immaterial and $(0.4) million, respectively (see Note 5).
In January 2023, one of the minority investors with which the Company had a prior revenue arrangement, representing zero
and approximately 21% of total revenues for the three and nine months ended September 30, 2024, also invested in a P2P Note in the amount of $3.3 million, or 35% of the total P2P proceeds raised in 2023 (see Note 9). In accordance with the terms of the 2022 P2P NPA, the minority investor also received P2P Warrants for no additional consideration resulting in the allocation of proceeds between the P2P Note and the P2P Warrants (see Note 9). The P2P Note and P2P Warrants held by the minority investor were subject to the adjustments in fair value. As of December 31, 2024, the related party P2P Note and P2P Warrants approximated $4.2 million. Effective January 13, 2025, this related party’s respective P2P Note and P2P Warrants were converted into common stock in connection with the Merger (see Note 3). During the three and nine months ended September 30, 2025, the change in fair value for the respective P2P Note was zero and $7.2 million, respectively (see Note 5). During the three and nine months ended September 30, 2024, the change in fair value for the respective P2P Note and P2P Warrants was immaterial and $0.4 million, respectively, and immaterial and ($0.4) million, respectively (see Note 5).
In December 2022, one of the minority stockholders with which the Company had a prior revenue arrangement, representing approximately 97% and 77% of total revenues for the three and nine months ended September 30, 2024, respectively, and 98% of accounts receivable as of December 31, 2024, also invested in a P2P Note in the amount of $0.4 million, or 13% of the total P2P proceeds raised in 2022 (see Note 9). In accordance with the terms of the 2022 P2P NPA, the minority investor also received P2P Warrants for no additional consideration resulting in the allocation of proceeds between the P2P Note and the P2P Warrants (see Note 9). The P2P Note and P2P Warrants held by the minority investor were subject to the adjustments in fair value. As of December 31, 2024, the fair value of the related party P2P Note and P2P Warrants approximated $0.5 million and zero, respectively. Effective January 13, 2025, this related party’s respective 2022 P2P Note and P2P Warrants were converted into common stock in connection with the Merger (see Note 3). During the three and nine months ended September 30, 2025, the changes in fair value for this set of P2P Notes were zero and $0.8 million, respectively (see Note 5). During the three and nine months ended September 30, 2024, the changes in fair value for this set of P2P Note and P2P Note Warrants were immaterial and $0.4 million, respectively and immaterial (see Note 5).
In January 2025, in connection with the consummation of the Merger, the Company signed the Shareholder Note (see Note 3).

During the three and nine months ended September 30, 2025, the Company incurred zero and $0.5 million, respectively, of marketing expenses paid to a company owned by a direct family member of one of its minority stockholders and board of directors. During the three and nine months ended September 30, 2024, the Company incurred no such marketing expenses.
As of September 30, 2025, the Company had amounts due to related parties for a working capital loan and other advances (see Note 9).

Note 13. Related Party Transactions and Balances
During the year ended December 31, 2024, the Company recognized revenues of approximately $
1.5
 million, or approximately
98
% of its total revenue, from sales to two minority stockholders. During the year ended December 31, 2023, the Company recognized revenues of approximately $
3.8
 million, or nearly
100
% of its total revenue, from sales to one minority stockholders. As of December 31, 2024 and 2023, there was zero and $
0.5
 million of accounts receivables from one of these customers, respectively, all of which was unbilled.
In November 2023, the Company executed a $
4.0
 million demand note (see Note 7) with a related party investor holding more than a
10
% ownership
in
the outstanding stock of the Company. In April 2024, the Company repaid the total outstanding principal and interest. This related party investor also has a representative serving on the Company’s Board of Directors. The same investor invested in a 2023 Convertible Note (see Note 8) in the amount of $
5.0
 million or
41
%
of the total 2023 Convertible Note proceeds raised in 2023. In accordance with the terms of the 2023 Convertible Note NPA, the investor also received 2023 Convertible Note Warrants (see Note 8) for no additional consideration resulting in the allocation of proceeds between the 2023 Convertible Note and the 2023 Convertible Note Warrants. The 2023 Convertible Note and 2023 Convertible Note Warrants held by this investor are subject to the adjustments in fair value. As of December 31, 2024, the related party 2023 Convertible Note and 2023 Convertible Note Warrants approximate
$
6.9
 million and $
8.0
 million, respectively. As of December 31, 2023, the related party 2023 Convertible Note and 2023 Convertible Note Warrants approximate $
7.3
 million and $
0.9
 million, respectively. During the years ended December 31, 2024 and 2023, the change in fair value for the 2023 Convertible Note equaled $
0.4
 million and $
3.0
 million, respectively (see Note 4). During the years ended December 31, 2024 and 2023, the change in fair value for the 2023 Convertible Note Warrants equaled $
0.8
 million and $
0.2
million, respectively (see Note 4). In conjunction with the issuance of the 2023 Convertible Note, the Company issued
6,000,000
RSUs to the investor. The issuance date fair value of the RSUs was recognized as a financing charge (see Note 8). In December 2023, the terms of the RSUs were modified resulting in accelerated vesting and immediate issuance of
6,000,000
common stock shares for which incremental stock-based compensation expense was recorded (see Note 11).
In January 2023, one of the minority investors with which the Company had a revenue arrangement, representing
21
% and
zero
percent of revenue for the years ended December 31, 2024 and 2023, also invested in a P2P Note

(see Note 7) in the amount of $
3.3
 million or
35
% of the total P2P proceeds raised in 2023. In accordance with the terms of the 2022 P2P NPA, the minority investor also received P2P Warrants (see Note 8) for no additional consideration resulting in the allocation of proceeds between the P2P Note and the P2P Warrants. The P2P Note and P2P Warrants held by the minority investor are subject to the adjustments in fair value. As of December 31, 2024, the related party P2P Note and P2P Warrants approximate $
4.2
 million and nearly
zero
, respectively. As of December 31, 2023, the related party P2P Note and P2P Warrants approximate $
3.9
 million and $
0.3

million, respectively. During the years ended De
ce
mber 31, 2024 and 2023, the change in fair value for the P2P Note equaled $0.3 million and $0.9 million, respectively (see Note 4). During the years e nd
ed December 31, 2024 and 2023, the change in fair value for P2P Warrants equaled $0.3 million and $32,000 respectively (see Note 4).
In December 2022, one of the minority stockholders with which the Company had a revenue arrangement, representing
77
% and nearly
100
% of total revenues for the years ended December 31, 2024 and 2023, and zero
percent and
98
% of accounts receivable as of December 31, 2024 and 2023, respectively, also invested in a P2P Note (see Note 7) in the amount of $
0.4
 million or
13
% of the total P2P proceeds raised in 2022. In accordance with the terms of the 2022 P2P NPA, the minority investor also received P2P Warrants equal (see Note 8) for no additional consideration resulting in the allocation of proceeds between the P2P Note and the P2P Warrants. The P2P Note and P2P Warrants held by the minority investor are subject to the adjustments in fair value. As of December 31, 2024, the fair value of the related party P2P Note and P2P Warrants approximate $
0.5
 million and nearly
zero
, respectively. As of December 31, 2023, the related party P2P Note and P2P Warrants approximate $
0.4
 million and $
29,000
, respectively. During the year ended December 31, 2024, the change in fair value for the P2P Note and P2P Note Warrants equaled $
38,000
and $
29,000
, respectively (see Note 4). During the year ended December 31, 2023, the change in fair value for the P2P Note and P2P Note Warrants was immaterial (see Note 4).
During 2024, the Company incurred $
0.3
 million of marketing expenses paid to a Com
pany
owned by a direct family member of a minority stockholder and Company board of director.